Derivative Financial Instruments	6 Months Ended
Jun. 30, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
(Expressed in thousands of United States Dollars, unless otherwise stated)

5.        Derivative Financial Instruments:

A discussion of the Company's exposures and its hedging objectives can be found in Note 9 to the Audited Consolidated Financial Statements for the fiscal year ended December 31, 2011, as filed on Form 20-F on March 30, 2012.

The following tables summarize information with respect to the fair values of derivatives reflected in the balance sheet and with respect to gains and losses on derivative positions reflected in the statement of operations or in the balance sheets, as a component of accumulated other comprehensive income.

Fair value of Asset/Liability Derivative Financial Instruments
	December 31, 2011	June 30, 2012

Freight Option Contracts- not designated as hedging instrument	167	15
Derivative financial instruments- Current Assets	$167	$15

Interest rate swaps-not designated as hedging instrument	18,815	19,433
Interest rate swaps- designated as hedging instrument	638	364
Derivative financial instruments- Current Liabilities	$19,453	$19,797

Interest rate swaps-not designated as hedging instrument	23,919	17,850
Interest rate swaps- designated as hedging instrument	2,597	1,859
Derivative financial instruments- Non Current Liabilities	$26,516	$19,709

Loss of Derivatives Recognized in OCI (Effective Portion)
	Six months ended June 30,
	2011	2012
Designated as hedging instruments
Unrealized interest rate swap losses	$(1,859)	$(632)
Reclassification adjustments to loss included in the Statement of Operations	359	490
Other Comprehensive Loss	$(1,500)	$(142)

No portion of the cash flow hedge designated for hedge accounting was ineffective during the six-month period ended June 30, 2012 whereas an amount of $0.5 million was transferred in the period from accumulated Other Comprehensive loss into period losses. An amount of approximately $1.3 million is expected to be reclassified into earnings/(losses) during the following 12 month period.

As at March 31, 2012 and June 30, 2012, the Company was not in compliance with certain financial covenants under its Nomura Swap agreement which provided for financial covenants as contained in the fourth amendment of the Nordea credit facility. Under the interest rate swap agreement, financial covenants' non-compliance does not constitute an event of default but rather a termination event. In connection with such event, the Company was required on June 28, 2012 to provide a cash collateral of $1.1 million, which is included in restricted cash, current, in the accompanying 2012 consolidated balance sheet. So long such additional termination event is continuing, such collateral amount will be re-evaluated at each reporting date on the basis of the derivative instrument's fair value.

In this respect, the fair value of the swap agreement amounting to $1.5 million as of June 30, 2012 was reflected under current liabilities and the cash flow hedging relationship was discontinued as at April 1, 2012. As such subsequent changes in the derivative fair value were charged to period losses. As of the cash flow discontinuance date, Management of the Company evaluated the likelihood of the forecasted transaction occurring within the originally specified time period and concluded that it was still probable that the forecasted transaction would occur. Therefore, the amount accumulated in other comprehensive loss was deferred and will affect earnings/(losses), as long as the forecasted transaction occurs and affects earnings/(losses) or it becomes probable of not occurring. During the period from April 1, 2012 to June 30, 2012, an amount of $0.2 million was reclassified to the consolidated unaudited statement of operations along with the occurrence of the forecasted transaction.

Credit-related provisions, termination triggering events and related collaterals on the Company's derivative financial instruments (mainly interest rate swaps) are discussed in  Note 9 to the Audited Consolidated Financial Statements for the fiscal year ended December 31, 2011, as filed on Form 20-F on March 30, 2012. As of June 30, 2012, the aggregate fair value of derivative financial instruments in a liability position containing credit-related provisions was $39.5 million.

Losses on derivative financial instruments qualifying as economic hedges (rather than accounting hedges) and included in the accompanying consolidated unaudited statements of operations are analyzed as follows:

Loss of Derivatives Recognized in Statements of Operations

	Six- months ended June 30,
	2011	2012
Interest Rate Swaps loss	(7,010)	(3,411)
Freight Option Contracts gain (loss)	964	(152)
Foreign Currency Contracts gain	395	-
Losses on derivative financial instruments	$(5,651)	$(3,563)